Accumulated Other Comprehensive Income - Significant Amounts Reclassified out of Each Component of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Unrealized gains on available-for-sale securities	[1]	$ 211	$ 303	$ 257	$ 323	$ 248
Income taxes		(71)	(103)	(87)	(110)	(84)
Net of tax		$ 140	$ 200	$ 170	$ 213	$ 164

[1]	Amounts in parentheses indicate debits to net income.